Right-of-Use Assets and Lease Liabilities (Details) - Schedule of present value of lease payments over the lease term - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2022
Right-of-use assets [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of present value of lease payments over the lease term [Line Items]
Cost	$ 139,946	$ 1,698,049	$ 2,058,132
Accumulated Depreciation	86,886	182,208
Net book value [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of present value of lease payments over the lease term [Line Items]
Accumulated Depreciation	$ 53,060	$ 1,515,841